EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY
EQUITY

16.EQUITY

Common Shares

The Company’s authorized share capital includes an unlimited number of common shares with no par value. As at December 31, 2025, Agnico Eagle’s issued common shares totaled 500,768,400 (December 31, 2024 – 502,440,336), of which 721,800 common shares are held in trusts as described below (2024 — 710,831).

The common shares held in trusts relate to the Company’s RSU plan, PSU plan and LTIP. The trusts have been evaluated under IFRS 10 - Consolidated Financial Statements and are consolidated in the accounts of the Company, with shares held in trust offset against the Company’s issued shares in its consolidated financial statements. The common shares purchased and held in trusts are excluded from the basic net income per share calculations until they have vested. All of the non-vested common shares held in trusts are included in the diluted net income per share calculations, unless the impact is anti-dilutive.

16.EQUITY (Continued)

On May 1, 2025, the Company received approval from the TSX to renew its NCIB pursuant to which the Company may purchase up to a maximum of 5% of its issued and outstanding common shares. The Company is authorized to acquire an aggregate of $1.0 billion of its common shares under the NCIB, excluding commissions. Under the NCIB, the Company may purchase its common shares for cancellation during the period commencing May 4, 2025 and ending on May 3, 2026. Purchases under the NCIB will be made through the facilities of the TSX, the New York Stock Exchange or other designated exchanges and alternative trading systems in Canada and the United States in accordance with applicable regulatory requirements. All common shares purchased under the NCIB will be cancelled.

The following table sets out activity with respect to the Company’s NCIB program:

	Year Ended December 31,
	2025	2024
Number of common shares repurchased	4,114,150	1,749,086
Cost of common shares repurchased ($ millions)	$599.7	$119.9
Number of common shares cancelled	4,114,150	1,749,086
Book value of cancelled shares ($ millions)	$154.2	$64.9

The following table sets out the maximum number of common shares that would be outstanding if all dilutive instruments outstanding as at December 31, 2025 were exercised:

Common shares outstanding at December 31, 2025	500,046,600
Employee stock options	1,559,812
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	721,800
Total	502,328,212

Net Income Per Share

The following table sets out the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	Year Ended December 31,
	2025	2024
Net income for the year	$4,461,461	$1,895,581
Weighted average number of common shares outstanding — basic (in thousands)	501,993	499,904
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	625	567
Add: Dilutive impact of employee stock options	816	390
Weighted average number of common shares outstanding — diluted (in thousands)	503,434	500,861
Net income per share — basic	$8.89	$3.79
Net income per share — diluted	$8.86	$3.78

Diluted net income per share has been calculated using the treasury stock method. In applying the treasury stock method, outstanding employee stock options with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted net income per share as the impact would be anti-dilutive.

For the years ended December 31, 2025 and December 31, 2024, no employee stock options were excluded from the calculation of diluted net income per share.